Earnings Per Common Share Applicable To Common Shareholders Of MUFG [Text Block]	12 Months Ended
Mar. 31, 2014
Earnings Per Common Share Applicable To Common Shareholders Of MUFG [Text Block]
22.	EARNINGS PER COMMON SHARE APPLICABLE TO COMMON SHAREHOLDERS OF MUFG

Reconciliations of net income and weighted average number of common shares outstanding used for the computation of basic EPS to the adjusted amounts for the computation of diluted EPS for the fiscal years ended March 31, 2012, 2013 and 2014 are as follows:

	2012	2013	2014
	(in millions)
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥416,231	¥1,069,124	¥1,015,393
Income allocable to preferred shareholders:
Cash dividends paid	(17,940)	(17,940)	(17,940)
Changes in a foreign affiliated company’s interests in its subsidiary	—	—	(3,301)

Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	398,291	1,051,184	994,152

Effect of dilutive instruments:
Stock options and restricted stock units—Morgan Stanley	—	(336)	(1,875)
Convertible preferred stock—Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd.	(589)	—	—

Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥397,702	¥1,050,848	¥992,277

	2012	2013	2014
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	14,140,136	14,148,060	14,158,698
Effect of dilutive instruments:
Convertible preferred stock	1	1	1
Stock options	16,683	21,019	21,381

Weighted average common shares for diluted computation	14,156,820	14,169,080	14,180,080

	2012	2013	2014
	(in yen)
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥28.17	¥74.30	¥70.21

Diluted earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥28.09	¥74.16	¥69.98

For the fiscal year ended March 31, 2012, stock options and restricted stock units issued by Morgan Stanley to purchase 57 million shares and convert into 21 million shares, respectively, could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share as they were antidilutive. All outstanding convertible preferred stock issued by Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd. were acquired by MUSHD and BTMU in December 2012 and converted into common stock.

In computing the number of the potentially dilutive common shares for the fiscal years ended March 31, 2012, 2013 and 2014, Class 11 Preferred Stock has been based on the conversion price of ¥865.9 at March 31, 2012, 2013 and 2014.